UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
Academy Core Equity Fund
September 30, 2008 (Unaudited)

Shares				Value
	COMMON STOCKS - 96.84%
	Aerospace & Defense - 3.81%
1,612	Boeing Co.			$92,448
613	L-3 Communications Holdings, Inc.			60,270
				152,718
	Biotechnology - 3.93%
1,945	Genzyme Corp. (a)			157,331
	Computers & Peripherals - 2.32%
7,781	EMC Corp. (a)			93,061
	Diversified Financial Services - 2.61%
15,012	CIT Group, Inc.			104,484
	Diversified Telecommunication Services - 3.01%
3,756	Verizon Communications, Inc.			120,530
	Energy Equipment & Services - 2.58%
4,137	Nabors Industries Ltd. (a)			103,094
	Food & Staples Retailing - 11.67%
13,877	CVS Caremark Corp.			467,100
	Health Care Equipment & Supplies - 5.63%
3,018	Medtronic, Inc.			151,202
1,151	Zimmer Holdings, Inc. (a)			74,308
				225,510
	Health Care Providers & Services - 3.07%
2,053	Aetna, Inc.			74,134
1,046	Wellpoint, Inc. (a)			48,921
				123,055
	Industrial Conglomerates - 7.07%
11,109	General Electric Co.			283,280
	Insurance - 9.05%
1,800	Hartford Financial Services Group, Inc.			73,782
1,500	Prudential Financial, Inc. (a)			108,000
3,995	Travelers Companies, Inc.			180,574
				362,356
	Internet Software & Services - 2.41%
5,569	Yahoo!, Inc. (a)			96,344
	Metals & Mining - 3.25%
3,296	Nucor Corp.			130,192
	Multiline Retail - 5.47%
4,465	Target Corp.			219,008
	Multi-Utilities - 3.43%
7,873	Duke Energy Corp.			137,226
	Oil, Gas & Consumable Fuels - 10.33%
7,148	Marathon Oil Corp.			284,991
2,764	XTO Energy, Inc.			128,581
				413,572
	Real Estate Investment Trust - 3.96%
3,842	ProLogis			158,559
	Semiconductor & Semiconductor Equipment - 6.49%
9,384	NVIDIA Corp. (a)			100,503
7,417	Texas Instruments, Inc.			159,465
				259,968
	Software - 4.10%
8,090	Oracle Corp. (a)			164,308
	Specialty Retail - 2.65%
4,476	Lowe's Companies, Inc.			106,037
	TOTAL COMMON STOCKS (Cost $4,430,069)			$3,877,733

	SHORT TERM INVESTMENTS - 1.59%
63,501	Fidelity Institutional Government Portfolio			$63,501
	TOTAL SHORT TERM INVESTMENTS (Cost $63,501)			$63,501

	Total Investments (Cost $4,493,570) - 98.43%			$3,941,234
	Other Assets in Excess of Liabilities - 1.57%			62,825
	TOTAL NET ASSETS - 100.00%			$4,004,059

	Percentages are stated as a percent of net assets.
	(a)	Non Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:[1]

Cost of investments	$ 4,493,570

Gross unrealized appreciation	112,477
Gross unrealized depreciation	(664,813)
Net unrealized appreciation	$ (552,336)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 3,941,234	$ —	$ —	$ 3,941,234

Other Financial Instruments*	$ —	$ —	$ —	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Schedule of Investments
Academy Select Opportunities Fund
September 30, 2008 (Unaudited)

Shares					Value
	COMMON STOCKS - 63.73%
	Commercial Services & Supplies - 4.96%
14,000	RSC Holdings, Inc. (a)				$159,040
	Communications Equipment - 0.11%
2,000	China GrenTech Corporation Ltd. - ADR (a)				3,580
	Diversified Financial Services - 6.41%
29,474	CIT Group, Inc.				205,139
	Energy Equipment & Services - 6.34%
939	Bronco Drilling Co., Inc. (a)				9,597
4,380	Exterran Holdings, Inc. (a)				139,985
4,005	Pioneer Drilling Co. (a)				53,266
					202,848
	Health Care Equipment & Supplies - 5.10%
8,443	Hologic, Inc. (a)				163,203
	Leisure Equipment & Products - 3.73%
3,500	Marvel Entertainment, Inc. (a)				119,490
	Marine - 3.74%
6,619	Seaspan Corp.				119,738
	Media - 4.94%
17,389	Lions Gate Entertainment Corp. (a)				158,240
	Oil & Gas - 4.26%
4,500	Valero Energy Corp.				136,350
	Real Estate Management & Development - 5.67%
4,889	Tejon Ranch Co. (a)				181,626
	Semiconductor & Semiconductor Equipment - 3.12%
35,500	ANADIGICS, Inc. (a)				99,755
	Software - 4.77%
20,000	ArcSight, Inc. (a)				152,600
	Specialty Retail - 8.84%
43,146	Borders Group, Inc.				283,038
	Textiles, Apparel & Luxury Goods - 1.74%
15,600	Crocs, Inc. (a)				55,848
	TOTAL COMMON STOCKS (Cost $2,434,612)				$2,040,495

	CONVERTIBLE PREFERRED STOCKS - 3.09%
	Diversified Financial Services - 3.09%
3,000	CIT Group, Inc., 8.750%				$98,790
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $138,200)				$98,790

	SHORT TERM INVESTMENTS - 30.08%
963,148	Fidelity Institutional Government Portfolio				$963,148
	TOTAL SHORT TERM INVESTMENTS (Cost $963,148)				$963,148

	Total Investments (Cost $3,535,960) - 96.90%				$3,102,433
	Other Assets in Excess of Liabilities - 3.10%				99,398
	TOTAL NET ASSETS - 100.00%				$3,201,831

	Percentages are stated as a percent of net assets.
	ADR	American Depository Receipt
	(a)	Non Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:[1]

Cost of investments	$ 3,535,960

Gross unrealized appreciation	48,643
Gross unrealized depreciation	(482,169)
Net unrealized appreciation	$ (433,527)

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 3,102,433	$ —	$ —	$ 3,102,433

Other Financial Instruments*	$ —	$ —	$ —	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)    /s/ David Jacovini
David Jacovini, President

Date                  11/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Jacovini
David Jacovini, President & Treasurer

Date                11/24/08

* Print the name and title of each signing officer under his or her signature.